Commitments and Contingent Liabilities (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Bank	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Commitments and Contingencies (Textual)
Rent expenses	$ 1,443	$ 1,203	$ 1,080
Operating leases expiration date	Dec. 31, 2022
Lines of credit maximum borrowings	$ 5,000
Interest rate description	These lines of credit are unsecured and available subject to the Company maintenance of a 30% ratio of total shareholders' equity to total assets. Interest rates across these credit lines varied from 1.95% to 2.3% as of December 31, 2015. Any borrowings under the credit lines would become repayable if Fortissimo Capital ceases to be the company controlling shareholder (which for this purpose generally requires Fortissimo Capital to continue to hold 25% of the company outstanding ordinary shares).
Purchase commitments	$ 12,441
Royalty expense	$ 625	$ 590	$ 563
Royalty rate	3.50%
Royalty's payment description	Royalties are payable from the time of commencement of sales of all of these products until the cumulative amount of the royalties paid equals 100% of the dollar-linked amounts of the grants received, and bears interest at the LIBOR rate.
Research and development	$ 168
Accumulated interest costs	8
Accrued royalties	$ 176
Number of banks | Bank	2
Guarantees fee	$ 204
Percentage of total revenue	18.00%	25.00%	20.00%
Agreement settlement obligation	$ 90